Capital and funding - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Number of shares cancelled	254,012,896
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares acquired	2,678,000	66,202,168
Number of treasury shares held	8,027,879	263,349,111
Unilever PLC [member]
Disclosure of classes of share capital [line items]
Nominal dividend paid on the deferred stock of PLC	6.00%
Number of shares acquired	1,076,000	65,458,433
Number of treasury shares held	4,391,130	24,334,848
Number of shares cancelled	18,660,634	122,965,077